RELATED PARTY TRANSACTIONS - Distribution of Sim Card and Pulse Reload Voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other related entities
Transactions with related parties
Total	Rp 11,567	Rp 9,085	Rp 8,477
% of total revenues	8.54%	6.95%	6.61%
Kisel
Transactions with related parties
Total	Rp 5,077	Rp 4,221	Rp 4,181
% of total revenues	3.75%	3.23%	3.26%
Tiphone
Transactions with related parties
Total	Rp 5,927	Rp 4,390	Rp 3,888
% of total revenues	4.37%	3.36%	3.03%
Gratika
Transactions with related parties
Total	Rp 563	Rp 474	Rp 408
% of total revenues	0.42%	0.36%	0.32%